UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.
Date of Report (Date of earliest event reported): ______________
Commission File Number of securitizer:          ______________

Central Index Key Number of securitizer:        ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: N/A
Central Index Key Number of sponsor: 0001633283

                    Towd Point Mortgage Trust 2016-4
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________
Central Index Key Number of underwriter (if applicable): ____________

                             Michael Hitzmann, (646) 233-0753
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3 and 99.4 for the related information.

Item 3.	Exhibits
99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – BPO Reconciliation
Schedule 3 – UW Compliance
Schedule 4 – Itemized Exceptions
Schedule 5 – Rating Agency Grading
Schedule 6 – Pay History
Schedule 7 – Post Purchase Pay History
Schedule 8 – Collection Comments
Schedule 9 – Post Purchase Collection Comments
Schedule 10 – Tax and Title Review
Schedule 11 – Data Compare

99.2	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

99.3	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative
Schedule 2 – Conditions Report
Schedule 3 – Loan Level Tape Compare
Schedule 4 – Pay History Export
Schedule 5 – ATR/QM Report
Schedule 6 – RPL Mod Upload
Schedule 7 – Servicing Review

99.4	Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.

Schedule 1 – Compliance Summary
Schedule 2 – Cure Tracking Report
Schedule 3 – Exception Report
Schedule 4 – Itemized Report
Schedule 5 – Servicing Comments
Schedule 6 – Pay String
Schedule 7 – Data Disc

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: September 14, 2016
TOWD POINT ASSET FUNDING, LLC (Depositor)

By: /s/ Peter Schancupp
Name: Peter Schancupp Title: Executive Vice President

EXHIBIT INDEX
Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – BPO Reconciliation
Schedule 3 – UW Compliance
Schedule 4 – Itemized Exceptions
Schedule 5 – Rating Agency Grading
Schedule 6 – Pay History
Schedule 7 – Post Purchase Pay History
Schedule 8 – Collection Comments
Schedule 9 – Post Purchase Collection Comments
Schedule 10 – Tax and Title Review
Schedule 11 – Data Compare

99.2	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

99.3	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative
Schedule 2 – Conditions Report
Schedule 3 – Loan Level Tape Compare
Schedule 4 – Pay History Export
Schedule 5 – ATR/QM Report
Schedule 6 – RPL Mod Upload
Schedule 7 – Servicing Review

99.4	Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.

Schedule 1 – Compliance Summary
Schedule 2 – Cure Tracking Report
Schedule 3 – Exception Report
Schedule 4 – Itemized Report
Schedule 5 – Servicing Comments
Schedule 6 – Pay String
Schedule 7 – Data Disc